The Transactions (Details)	May 13, 2019 USD ($) $ / shares shares	May 12, 2019 USD ($) shares
Business Acquisition [Line Items]
Stock conversion ratio	0.00757
Warrants to purchase shares of common stock	52,800,000
Shareholders of Jersey (Company Owners)
Business Acquisition [Line Items]
Aggregate stock consideration issued | $	$ 3,052,500	$ 2,175,000
Number of shares issued	305,250,000	217,500,000
Share price | $ / shares	$ 10.00
Ownership percentage	74.00%
Ownership interest in combined entity at the closing of Transactions	71.00%
Warrants to purchase shares of common stock	52,800,000
Compensatory options issued	24,806,793
Number of ordinary shares owned of record by the sponsor	10,600,000
Churchill public shareholders
Business Acquisition [Line Items]
Aggregate stock consideration issued | $	$ 690,000
Number of shares issued	68,999,999
Ownership percentage	26.00%
Certain Investors
Business Acquisition [Line Items]
Number of shares issued	1,500,000
Churchill Sponsor
Business Acquisition [Line Items]
Aggregate stock consideration issued | $	$ 187,500
Number of shares issued	17,250,000